Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
17.	SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through December 6, 2021, the date these unaudited condensed consolidated financial statements were available to be issued. There were no subsequent events that require adjustments to or disclosure in the financial statements, except for those referenced below.
Operating Leases
In October 2021, the Company entered into a lease for new laboratory, office and greenhouse space in Research Triangle Park, North Carolina, with an anticipated commencement date of November 2021 for the greenhouse space and July 2022 for the laboratory and office space. The lease term expires in July 2033, unless extended. The base rent for this lease is $2.3 million per year, subject to a 3% increase each year.
In November 2021, the Company entered into a lease for additional laboratory and office space in Rochester, New York. The initial term of the lease is 41 months, expiring on March 31, 2025, unless otherwise extended. Base rent for this lease is $92 per year with annual escalations for cost-of-living adjustments.
Contract Manufacturing
In November 2021, the Company engaged Samsung Biologics Co., Ltd. (“Samsung”) as a contract development and manufacturing organization for its mRNA COVID-19 vaccine pursuant to a Master Services Agreement (the “MSA”) and a Product Specific Agreement (the “PSA”, and together with the
MSA, the “Samsung Agreements”). Under the Samsung Agreements, Samsung will perform pharmaceutical development and manufacturing services for the Company over a period of years at Samsung’s South Korean facility in exchange for service fees. Under these agreements, the Company must purchase certain minimum quantities of drug products. The Company agreed that, if it enters into a purchase agreement for commercial quantities of drug product, it will pay Samsung, on a minimum take-or-pay basis for each year under that agreement, for its minimum purchase commitments, as determined pursuant to the terms of the Samsung Agreements. Based on the Company’s minimum purchase commitments, the Company expects to pay Samsung a minimum of approximately $11.5 million in service fees under the Samsung Agreements, excluding the cost of raw materials, which the Company must supply to Samsung separately. These fees include initial technology and analytical method transfer fees, process development and scale-up fees, process characterization fees, an annual project management fee, and per-batch engineering and cGMP run fees. Based on the Company’s current schedule, the Company expects to incur the substantial majority of these expenses in 2022 and a portion in the first quarter of 2023. If the Company moves to commercial production, the agreement provides for additional process validation, inspection, cleaning, stability testing and commercial production fees, most of which would be incurred on a per-batch basis.
The Samsung Agreements will terminate after a period of years unless earlier terminated or extended in accordance with their terms. If the Company terminates the Samsung Agreements, the Company will generally be responsible for paying the purchase price for its aggregate product commitment for the remainder of the term, less any amounts it has already paid. Samsung agreed that, at or before the end of the term of the Samsung Agreements, it will assist the Company to transfer the commercial scale manufacturing process to a facility designated by the Company. The Samsung Agreements impose limits on Samsung’s liability to the Company for breaches of the agreements.
Business Combination
In November 2021, in connection with the Business Combination, ENVI entered into additional subscription agreements with new investors and existing GreenLight investors to subscribe for and purchase an additional 1,900,000 shares of its Class A common stock (the “Additional PIPE Financing”) that will result in additional gross proceeds of $19,000 upon the closing of the Additional PIPE Financing. The closing of the Business Combination is a precondition to the Additional PIPE Financing. GreenLight Biosciences is expected to receive aggregate net proceeds of approximately $300,400 or $97,600, inclusive of both the PIPE Financing and the Additional PIPE Financing, upon the closing of the Business Combination, assuming either no redemptions or maximum redemptions, respectively, are made by stockholders of ENVI.

19.	SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through September 7, 2021, the date these consolidated financial statements were available to be issued.
Merger with Environmental Impact Acquisition Corp.
On August 9, 2021, the Company and Environmental Impact Acquisition Corp. (“ENVI”) signed a definitive business combination agreement, which will result in ENVI acquiring 100% of the Company’s issued and outstanding equity securities (the “Business Combination”). The proposed merger will be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as GreenLight Biosciences issuing equity for the net assets of ENVI, with no goodwill or intangible assets recorded. Under this method of accounting, ENVI will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, Company representatives will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, ENVI will be renamed GreenLight Biosciences, Inc. The boards of directors of both ENVI and GreenLight Biosciences have approved the proposed merger transaction.
GreenLight Biosciences is expected to receive aggregate net proceeds of approximately $282.3 million, inclusive of the PIPE financing, upon the closing of the Business Combination, assuming no redemptions are made by stockholders of ENVI, and will operate under the current GreenLight Biosciences management team upon the closing of the Business Combination. In connection with the Business Combination, ENVI has entered into agreements with new investors and existing GreenLight investors to subscribe for and purchase an aggregate of 10.5 million shares of its Class A common stock (the “PIPE Financing”) that will result in gross proceeds of $105.3 million upon the closing of the PIPE Financing. The closing of the Business Combination is a precondition to the PIPE Financing.

Subject to the terms of the business combination agreement, at the effective time of the merger (the “Effective Time”), each outstanding share of capital stock of GreenLight (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn) will be exchanged for shares of Class A common stock of ENVI, and outstanding GreenLight options and warrants to purchase shares of capital stock of GreenLight (whether vested or unvested) will be converted into comparable options and warrants to purchase Class A common stock of ENVI, in each case at the exchange rate applicable to the relevant class of capital stock. Completion of the PIPE Financing and proposed merger transactions is subject to approval of ENVI stockholders and the satisfaction or waiver of certain other customary closing conditions. The approval from ENVI stockholders is expected in late 2021.
Debt Funding
On March 29, 2021, the Company entered into a master equipment financing agreement with Trinity Capital (“Trinity”) authorizing equipment financing in the aggregate of $11,250 with advances to be made as follows: (1) up to $5,000 at execution of the agreement and (2) remaining balance to be drawn at Company’s option no later than September 1, 2021. The Company and Trinity will enter into one or more equipment financing schedules which represent a drawdown and list the equipment to be financed. The monthly payment factors under each financing schedule will be fixed for the term of such schedule. The monthly payment factors are determined by Trinity based on the Prime Rate reported in The Wall Street Journal on the first day of the month in which a schedule is executed, which as of the effective date of the equipment financing agreement was 3.25%. The monthly payment factors will be adjusted for each subsequent drawdown, using the then existing Prime Rate; however, in no event will a downward adjustment occur that is below the monthly payment factor set forth in the first schedule.
As of September 7, 2021, the Company has drawn a cumulative of $11,250 under three separate schedules, with effective dates of March 29, 2021 for a borrowing of $3,341, June 17, 2021 for a borrowing of $4,378 and August 31, 2021 for a borrowing of $3,531. The amounts borrowed are repayable in equal monthly installments over 36 month periods commencing with each respective borrowing in April, July and September of 2021. In conjunction with this financing, the Company also issued a warrant to purchase up to 219,839 shares of common stock at a price of $0.82 per share.
Operating Leases
On January 11, 2021, the Company entered into an expansion of its Woburn lab space lease effective from March 1, 2021, that was amended on March 22, 2021, and further amended on April 14, 2021, for additional space effective from April 1, 2021, and June 1, 2021, respectively. The lease term has an end date of February 14, 2024. The increase in base rent resulting from these amendments is $579 with annual escalations for cost-of-living adjustments.
On February 22, 2021, the Company entered into a sublease agreement for additional lab space in Medford, Massachusetts. The initial term of the lease is 48 months, expiring on February 28, 2025, unless otherwise extended. Base rent for this lease is $686.
On June 23, 2021, the Company entered into an operating lease agreement for additional office space in Medford, Massachusetts. The initial term of the lease is 44 months, expiring on February 28, 2025, unless otherwise extended. Base rent for this lease is $274 with annual escalations for cost-of-living adjustments.

Environmental Impact Acquisition Corp [Member]
Subsequent Events
NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial Audit Opinion.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.